Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Small Cap Value Series
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.14%
Basic Industry — 7.94%
Arconic †	453,400	$ 11,892,682
Ashland	102,600	10,538,046
Avient	308,750	12,708,150
Berry Global Group	327,950	19,316,255
HB Fuller	237,173	16,234,492
Huntsman	469,750	12,852,360
Louisiana-Pacific	282,700	15,325,167
Summit Materials Class A †	357,894	10,196,400
		109,063,552
Consumer Discretionary — 12.36%
Acushnet Holdings	240,600	12,256,164
Adient †	347,500	14,233,600
Barnes Group	337,400	13,590,472
Choice Hotels International	85,600	10,031,464
Columbia Sportswear	147,600	13,319,424
Cracker Barrel Old Country Store	90,600	10,292,160
Group 1 Automotive	75,900	17,185,278
KB Home	292,000	11,732,560
Meritage Homes	136,200	15,902,712
Nexstar Media Group	58,900	10,169,674
Steven Madden	331,350	11,928,600
Texas Roadhouse	131,900	14,253,114
UniFirst	84,400	14,873,812
		169,769,034
Consumer Staples — 3.47%
Flowers Foods	360,600	9,884,046
Hostess Brands †	467,900	11,641,352
J & J Snack Foods	106,600	15,800,252
Performance Food Group †	172,037	10,380,713
		47,706,363
Energy — 5.95%
CNX Resources †	601,350	9,633,627
Delek US Holdings	248,600	5,705,370
Liberty Energy	910,600	11,664,786
Magnolia Oil & Gas Class A	789,500	17,274,260
Matador Resources	232,720	11,089,108
Murphy Oil	426,450	15,770,121
Patterson-UTI Energy	897,000	10,494,900
		81,632,172
Financial Services — 22.77%
American Equity Investment Life Holding	371,400	13,552,386
Assurant	112,700	13,531,889
Axis Capital Holdings	191,300	10,429,676
Bank of NT Butterfield & Son	274,800	7,419,600
Bread Financial Holdings	218,400	6,621,888
Columbia Banking System	758,036	16,237,131
	Number of shares	Value (US $)
Common Stocks (continued)
Financial Services (continued)
East West Bancorp	340,136	$ 18,877,548
Essent Group	295,600	11,838,780
First Financial Bancorp	631,300	13,743,401
First Interstate BancSystem Class A	349,664	10,440,967
FNB	2,234,700	25,922,520
Hancock Whitney	674,300	24,544,520
Hanover Insurance Group	101,200	13,004,200
Hope Bancorp	888,860	8,728,605
Sandy Spring Bancorp	218,000	5,663,640
Selective Insurance Group	158,090	15,070,720
Stewart Information Services	217,400	8,772,090
Stifel Financial	452,050	26,711,635
Synovus Financial	499,700	15,405,751
Valley National Bancorp	2,146,500	19,833,660
Webster Financial	664,584	26,197,901
		312,548,508
Healthcare — 4.57%
Avanos Medical †	347,700	10,340,598
Integer Holdings †	171,800	13,314,500
Integra LifeSciences Holdings †	292,400	16,786,684
NuVasive †	153,500	6,341,085
Prestige Consumer Healthcare †	135,100	8,461,313
Service Corp. International	109,000	7,497,020
		62,741,200
Industrials — 14.19%
Atkore †	201,150	28,257,552
CACI International Class A †	49,800	14,754,744
H&E Equipment Services	265,900	11,760,757
ITT	263,580	22,746,954
KBR	288,993	15,909,065
MasTec †	286,806	27,085,958
Regal Rexnord	101,152	14,235,121
Terex	219,900	10,638,762
Timken	145,150	11,861,658
WESCO International	163,272	25,232,055
Zurn Elkay Water Solutions	576,700	12,318,312
		194,800,938
Real Estate Investment Trusts — 7.72%
Apple Hospitality REIT	83,444	1,295,051
Independence Realty Trust	866,590	13,891,438
Kite Realty Group Trust	576,518	12,060,757
Life Storage	62,950	8,252,115
LXP Industrial Trust	1,439,200	14,838,152
National Health Investors	192,950	9,952,361
Outfront Media	742,600	12,052,398
RPT Realty	653,000	6,210,030
NQ-VIP-884 [3/23] 5/23 (2909162)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Small Cap Value Series
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate Investment Trusts (continued)
Spirit Realty Capital	326,050	$ 12,989,832
Summit Hotel Properties	659,043	4,613,301
Tricon Residential	1,267,950	9,826,612
		105,982,047
Technology — 10.70%
Belden	23,177	2,011,068
Cirrus Logic †	167,500	18,321,150
Concentrix	78,600	9,553,830
Diodes †	173,900	16,130,964
Flex †	759,457	17,475,106
Leonardo DRS †	568,954	7,379,333
NCR †	267,121	6,301,384
NetScout Systems †	352,463	10,098,065
Power Integrations	197,100	16,682,544
TD SYNNEX	100,000	9,679,000
TTM Technologies †	983,512	13,267,577
Viavi Solutions †	839,600	9,092,868
Vishay Intertechnology	481,800	10,898,316
		146,891,205
Transportation — 2.57%
Kirby †	150,600	10,496,820
Saia †	27,250	7,414,180
Werner Enterprises	381,900	17,372,631
		35,283,631
Utilities — 3.90%
ALLETE	226,000	14,547,620
Black Hills	266,870	16,839,497
OGE Energy	310,500	11,693,430
Southwest Gas Holdings	166,800	10,416,660
		53,497,207
Total Common Stocks (cost $973,055,054)		1,319,915,857

	Number of shares	Value (US $)

Short-Term Investments — 2.67%
Money Market Mutual Funds — 2.67%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	9,151,179	$ 9,151,179
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	9,151,179	9,151,179
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	9,151,179	9,151,179
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	9,151,178	9,151,178
Total Short-Term Investments (cost $36,604,715)		36,604,715

Total Value of Securities—98.81% (cost $1,009,659,769)		1,356,520,572
Receivables and Other Assets Net of Liabilities—1.19%		16,329,365
Net Assets Applicable to 37,924,547 Shares Outstanding—100.00%		$1,372,849,937
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust

2    NQ-VIP-884 [3/23] 5/23 (2909162)